Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Athena Technology Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

However, in light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the Public Shares issued during the IPO and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that all of the Public Shares should be classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Public Shares with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and common stock.

In connection with the change in presentation for the Public Shares, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to redeemable and nonredeemable common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock pro rata in the income (loss) of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this Quarterly Report.

Impact of the Restatement

The impact to the balance sheet as of March 19, 2021, the balance sheet as of March 31, 2021 and the balance sheet as of June 30, 2021 is presented below:

Balance Sheet as of March 19, 2021 (as revised in footnote 2 of form 10Q filed on May 24, 2021)	As Reported	Adjustment	As Restated
Common Stock subject to possible redemption	$227,542,138	$22,457,862	$250,000,000

Class A common stock, $0.0001 par value	295	(225)	70
Class B common stock, $0.0001 par value	982	—	982
Additional Paid in Capital	5,586,660	(5,586,660)	—
Accumulated Deficit	(587,936)	(16,870,977)	(17,458,913)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,457,862)	$(17,457,861)
Number of shares subject to redemption	22,754,214	2,245,786	25,000,000
Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 24, 2021)
Common Stock subject to possible redemption	$227,362,131	$22,637,869	$250,000,000

Class A common stock, $0.0001 par value	296	(226)	70
Class B common stock, $0.0001 par value	982	—	982
Additional Paid in Capital	5,766,666	(5,766,666)	—
Accumulated Deficit	(767,937)	(16,870,977)	(17,638,914)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(22,637,869)	$(17,637,862)
Number of shares subject to redemption	22,736,213	2,263,787	25,000,000
Statement of Operations for the three months ended March 31, 2021 (per form 10-Q filed on May 24, 2021)
Weighted average shares outstanding, redeemable Class A common stock	22,752,829	(19,419,496)	3,333,333
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$(0.06)	$(0.06)
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	8,992,369	(332,369)	8,660,000
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	(0.09)	0.03	(0.06)
Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 13, 2021)
Common Stock subject to possible redemption	$228,381,200	$21,618,800	$250,000,000

Class A common stock, $0.0001 par value	286	(216)	70
Class B common stock, $0.0001 par value	857	—	857
Additional Paid in Capital	4,747,731	(4,747,731)	—
Retained Earnings (Accumulated Deficit)	251,127	(16,870,853)	(16,619,726)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(21,618,800)	$(16,618,799)
Number of shares subject to redemption	22,838,120	2,161,880	25,000,000
Statement of Operations for the three months ended June 30, 2021 (per form 10-Q filed on August 13, 2021)	As Reported	Adjustment	As Restated
Weighted average shares outstanding, redeemable Class A common stock	22,987,181	2,012,819	25,000,000
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.03	$0.03
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	11,529,334	(2,262,667)	9,266,667
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	$0.09	$(0.06)	$0.03
Statement of Operations for the six months ended June 30, 2021 (per form 10-Q filed on August 13, 2021)
Weighted average shares outstanding, redeemable Class A common stock	22,738,853	(8,512,334)	14,226,519
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.01	$0.01
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	10,267,860	(1,302,850)	8,965,010
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	$0.02	$(0.01)	$0.01